Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
August 31, 2022
NMF-NPRT3-1022
1.805750.118
Common Stocks - 94.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	557,500	23,309
Entertainment - 0.5%
Endeavor Group Holdings, Inc. (a)	557,217	12,604
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	196,000	21,211
Media - 1.5%
Comcast Corp. Class A	1,025,900	37,127
TOTAL COMMUNICATION SERVICES		94,251
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	842,100	8,716
Aptiv PLC (a)	73,600	6,876
Magna International, Inc. Class A	99,400	5,738
		21,330
Automobiles - 0.7%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	487,479	2,524
General Motors Co.	349,100	13,339
		15,863
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc. (a)	7,200	13,506
Churchill Downs, Inc.	56,800	11,195
		24,701
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	69,400	7,659
NVR, Inc. (a)	1,710	7,080
		14,739
Internet & Direct Marketing Retail - 0.9%
Coupang, Inc. Class A (a)(b)	736,906	12,454
eBay, Inc.	207,400	9,153
		21,607
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	222,016	2,262
Specialty Retail - 0.9%
Best Buy Co., Inc.	104,400	7,380
Industria de Diseno Textil SA	598,800	12,929
		20,309
Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA	545,800	28,412
PVH Corp.	106,100	5,968
Ralph Lauren Corp.	64,300	5,873
Tapestry, Inc.	318,400	11,058
		51,311
TOTAL CONSUMER DISCRETIONARY		172,122
CONSUMER STAPLES - 3.1%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	17,400	5,865
Diageo PLC sponsored ADR	63,900	11,271
The Coca-Cola Co.	414,700	25,591
		42,727
Food & Staples Retailing - 1.1%
Walmart, Inc.	192,700	25,542
Food Products - 0.2%
Greencore Group PLC (a)	4,934,761	4,876
TOTAL CONSUMER STAPLES		73,145
ENERGY - 18.2%
Energy Equipment & Services - 1.4%
Noble Corp. (c)	1,334	40
Oceaneering International, Inc. (a)	504,852	4,468
Odfjell Drilling Ltd. (a)	3,729,024	10,150
Odfjell Technology Ltd. (a)	621,504	1,545
Schlumberger Ltd.	399,200	15,229
Technip Energies NV ADR	58,160	724
TechnipFMC PLC (a)	291,100	2,381
		34,537
Oil, Gas & Consumable Fuels - 16.8%
Canadian Natural Resources Ltd.	626,400	34,340
Cheniere Energy, Inc.	328,400	52,603
Energy Transfer LP	699,300	8,189
EQT Corp.	1,389,400	66,413
Exxon Mobil Corp.	1,005,100	96,081
Golar LNG Ltd. (a)	741,400	20,218
Harbour Energy PLC	558,916	3,097
Hess Corp.	494,500	59,726
Range Resources Corp.	460,900	15,145
The Williams Companies, Inc.	853,397	29,041
Valero Energy Corp.	152,400	17,849
		402,702
TOTAL ENERGY		437,239
FINANCIALS - 17.5%
Banks - 6.3%
Bank of America Corp.	1,285,500	43,206
Comerica, Inc.	151,000	12,125
HDFC Bank Ltd. sponsored ADR	140,700	8,590
PNC Financial Services Group, Inc.	215,400	34,033
Wells Fargo & Co.	1,207,400	52,775
		150,729
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	74,500	24,784
Morgan Stanley	282,200	24,049
Sixth Street Specialty Lending, Inc.	1,055,499	19,875
TPG, Inc. (b)	355,900	10,449
		79,157
Diversified Financial Services - 0.7%
Equitable Holdings, Inc.	249,100	7,411
Housing Development Finance Corp. Ltd.	299,068	9,050
		16,461
Insurance - 6.0%
American International Group, Inc.	895,800	46,358
Arch Capital Group Ltd. (a)	546,400	24,981
Chubb Ltd.	182,009	34,409
First American Financial Corp.	121,800	6,516
Hiscox Ltd.	639,207	6,667
MetLife, Inc.	317,300	20,412
RenaissanceRe Holdings Ltd.	33,000	4,464
		143,807
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc.	1,360,423	28,719
TOTAL FINANCIALS		418,873
HEALTH CARE - 15.9%
Biotechnology - 1.0%
Amgen, Inc.	83,600	20,089
Day One Biopharmaceuticals, Inc. (a)	166,300	3,906
		23,995
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	68,200	17,215
Boston Scientific Corp. (a)	395,700	15,951
Butterfly Network, Inc. (a)(d)	557,178	3,471
Butterfly Network, Inc. Class A (a)(b)	2,061,648	12,844
Embecta Corp.	13,640	435
Hologic, Inc. (a)	155,100	10,479
		60,395
Health Care Providers & Services - 5.6%
Centene Corp. (a)	262,200	23,530
Cigna Corp.	93,300	26,446
Guardant Health, Inc. (a)	184,500	9,236
Henry Schein, Inc. (a)	227,700	16,715
LifeStance Health Group, Inc. (a)	586,000	3,686
Oak Street Health, Inc. (a)	359,633	9,422
UnitedHealth Group, Inc.	88,200	45,805
		134,840
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	96,400	3,180
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	929,200	62,637
Eli Lilly & Co.	160,100	48,227
Euroapi SASU (a)	5,313	83
Roche Holding AG (participation certificate)	52,080	16,782
Sanofi SA	122,200	9,990
UCB SA	64,200	4,523
Viatris, Inc.	1,785,900	17,055
		159,297
TOTAL HEALTH CARE		381,707
INDUSTRIALS - 12.2%
Aerospace & Defense - 5.9%
BWX Technologies, Inc.	202,700	10,567
General Dynamics Corp.	133,600	30,585
Huntington Ingalls Industries, Inc.	136,200	31,361
Northrop Grumman Corp.	59,300	28,345
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	585,890	41,012
Class C (a)(d)(e)	8,180	573
		142,443
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	101,400	4,500
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	118,500	7,279
Jeld-Wen Holding, Inc. (a)	237,600	2,649
		9,928
Construction & Engineering - 0.6%
AECOM	118,500	8,668
Argan, Inc.	164,600	5,694
		14,362
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC	206,900	8,334
Industrial Conglomerates - 2.3%
General Electric Co.	752,712	55,279
Machinery - 0.5%
Donaldson Co., Inc.	121,700	6,249
Pentair PLC	138,900	6,181
		12,430
Marine - 0.2%
Goodbulk Ltd. (a)(e)	959,290	4,157
Professional Services - 0.6%
Leidos Holdings, Inc.	92,700	8,811
Science Applications International Corp.	72,000	6,557
		15,368
Road & Rail - 1.1%
Hertz Global Holdings, Inc.	226,900	4,189
Knight-Swift Transportation Holdings, Inc. Class A	327,386	16,536
XPO Logistics, Inc. (a)	104,800	5,494
		26,219
TOTAL INDUSTRIALS		293,020
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	663,000	29,649
Ericsson (B Shares)	1,170,800	8,756
		38,405
Electronic Equipment & Components - 0.7%
Keysight Technologies, Inc. (a)	106,600	17,471
IT Services - 2.5%
Akamai Technologies, Inc. (a)	117,200	10,581
Euronet Worldwide, Inc. (a)	58,700	5,204
Fidelity National Information Services, Inc.	113,800	10,398
Fiserv, Inc. (a)	1	0
Global Payments, Inc.	48,300	6,000
Visa, Inc. Class A	134,900	26,806
		58,989
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	82,500	12,501
Intel Corp.	466,200	14,881
Skyworks Solutions, Inc.	55,300	5,450
		32,832
TOTAL INFORMATION TECHNOLOGY		147,697
MATERIALS - 4.4%
Chemicals - 1.3%
Cabot Corp.	115,000	8,277
LG Chemical Ltd.	20,230	9,432
Nutrien Ltd.	154,120	14,149
		31,858
Containers & Packaging - 1.1%
Avery Dennison Corp.	54,900	10,081
O-I Glass, Inc. (a)	1,174,500	15,280
		25,361
Metals & Mining - 2.0%
Franco-Nevada Corp.	133,400	16,038
Freeport-McMoRan, Inc.	703,600	20,827
Newcrest Mining Ltd.	408,709	4,913
Novagold Resources, Inc. (a)	1,383,780	6,111
		47,889
TOTAL MATERIALS		105,108
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Cousins Properties, Inc.	186,288	5,002
Gaming & Leisure Properties	262,183	12,656
Healthcare Trust of America, Inc.	235,700	5,732
Orion Office (REIT), Inc.	10,680	105
Realty Income Corp.	106,807	7,293
Simon Property Group, Inc.	74,100	7,557
Spirit Realty Capital, Inc.	260,560	10,644
VICI Properties, Inc.	428,600	14,140
		63,129
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(b)	673,800	2,763
TOTAL REAL ESTATE		65,892
UTILITIES - 3.4%
Electric Utilities - 2.2%
Duke Energy Corp.	230,300	24,621
FirstEnergy Corp.	219,500	8,681
Southern Co.	259,200	19,977
		53,279
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	591,800	15,061
Vistra Corp.	521,400	12,905
		27,966
TOTAL UTILITIES		81,245
TOTAL COMMON STOCKS (Cost $1,745,659)		2,270,299

Convertible Preferred Stocks - 1.7%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Bolt Threads, Inc.:
Series D (a)(d)(e)	390,327	4,145
Series E (d)(e)	522,488	5,549
		9,694
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bowery Farming, Inc. Series C1 (a)(d)(e)	161,754	4,948
HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (a)(d)(e)	243,347	14,778
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series H (a)(d)(e)	7,570	5,299
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (d)(e)	49,853	5,143
TOTAL INDUSTRIALS		10,442
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,720)		39,862

Other - 0.1%
	Shares	Value ($) (000s)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (a)(d)(e)(f) (Cost $8,049)	6,453,248	3,024

Money Market Funds - 4.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (g)	78,901,908	78,918
Fidelity Securities Lending Cash Central Fund 2.34% (g)(h)	28,772,614	28,775
TOTAL MONEY MARKET FUNDS (Cost $107,693)		107,693

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,896,121)	2,420,878
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(24,630)
NET ASSETS - 100.0%	2,396,248

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,564,000 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,942,000 or 3.7% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143
Bolt Threads, Inc. Series D	12/13/17	6,261
Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	9,224
Bowery Farming, Inc. Series C1	5/18/21	9,746
Butterfly Network, Inc.	2/12/21	5,572
National Resilience, Inc. Series B	12/01/20	3,324
Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980
Space Exploration Technologies Corp. Class C	9/11/17	110
Space Exploration Technologies Corp. Series H	8/04/17	1,022
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	8,049

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	23,004	301,865	245,951	407	-	-	78,918	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	36,767	338,479	346,471	228	-	-	28,775	0.1%
Total	59,771	640,344	592,422	635	-	-	107,693

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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